Note 9 - Long-term Debt (Details) - Minimum Future Principal Payments on Short-Term Debt, Long-Term Debt and Capital Leases (Capital Lease Obligations [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2014
Capital Lease Obligations [Member]
Note 9 - Long-term Debt (Details) - Minimum Future Principal Payments on Short-Term Debt, Long-Term Debt and Capital Leases [Line Items]
2015	$ 15.1
2016	15.0
2017	14.7
2018	14.6
2019	14.5
Thereafter	1,342.0
Total	$ 1,415.9